Events after the end of the reporting period	6 Months Ended
Jun. 30, 2018
Events after the end of the reporting period
Events after the end of the reporting period

Events after the end of the reporting period

On July 19, 2018, MorphoSys and Galapagos announced signing of a global exclusive license agreement with Novartis covering the development and commercialization of the joint program MOR106, a monoclonal antibody directed against IL-17C, which will be developed further in atopic dermatitis (AtD) and potentially other indications. MorphoSys and Galapagos will receive equal share of an up-front payment of €95 million and potential future milestone payments of up to approximately €850 million plus royalties up to low-teens to low-twenties. Novartis will bear all future research, development, manufacturing and commercialization costs related to MOR106. The agreement is subject to clearance by the US antitrust authorities under the Hart-Scott-Rodino Act, and will become effective as soon as this condition has been met.